Deferred Charges, Net (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Deferred charges, net
Schedule of deferred charges
	Financing costs	Drydocking costs
On inception , July 1, 2013	—	—
Additions	1,516,847	600,394
Amortization	(800,807)	(65,103)
Balance, March 31, 2014	716,040	535,291

	Financing costs	Drydocking costs	Total
April 1, 2012	310,662	1,302,458	1,613,120
Amortization	(48,307)	(352,950)	(401,257)
March 31, 2013	262,355	949,508	1,211,863
Amortization	(15,437)	(116,038)	(131,475)
July 28, 2013	246,918	833,470	1,080,388